Property, Plant and Equipment - Narratives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [abstract]
Property, plant and equipment in process of construction	$ 99	$ 81
Deposits on property, plant and equipment	34	18
Recognised finance lease as assets	88	31
Interest costs capitalised	$ 3	$ 2
Weighted average capitalization rate (percent)	5.52%	5.56%